Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS MUNICIPAL SERIES TRUST
Central Index Key	0000751656
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Jul. 29, 2014
MFS® California Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MCFTX
MFS® California Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBCAX
MFS® California Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MCCAX